SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation	$ 736	$ 254	$ 9
Research and Development Expense [Member]
Share-based Compensation	83	44	0
General and Administrative Expense [Member]
Share-based Compensation	$ 653	$ 210	$ 9